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                    INVESTMENT COMPANY ACT FILE NO. 811-21265

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                     PowerShares Exchange-Traded Fund Trust

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                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED AUGUST 30, 2006

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses dated August 30, 2006 for the PowerShares Aerospace & Defense Portfolio, PowerShares Dividend Achievers(TM) Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Timeliness(TM) Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio, each a series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as they may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectuses, unless otherwise noted. A copy of any Prospectus may be obtained without charge by writing to the Trust's Distributor, ALPS Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202, or by calling toll free (800) 843-2639.

                                TABLE OF CONTENTS

General Description of the Trust and the Funds                                 1
Exchange Listing and Trading                                                   2
Investment Restrictions and Policies                                           2
Investment Policies and Risks                                                  7
General Considerations and Risks                                              10
Management                                                                    12
Brokerage Transactions                                                        28
Additional Information Concerning the Trust                                   30
Creation and Redemption of Creation Unit Aggregations                         45
Taxes                                                                         53
Federal Tax Treatment of Futures and Options Contracts                        55
Determination of NAV                                                          55
Dividends and Distributions                                                   56
Miscellaneous Information                                                     56
Financial Statements                                                          56

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                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

     The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of thirty-seven investment portfolios. This Statement of Additional Information relates to all thirty-seven of the investment portfolios (each a "Fund" and, together, the "Funds"). Each of the Funds is "non-diversified," except for the PowerShares Dividend Achievers(TM) Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio, and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The PowerShares Dividend Achievers(TM) Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio are classified as "diversified" funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

     The Funds are managed by PowerShares Capital Management LLC (the
"Adviser").

     The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Index or Underlying Intellidex (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares of all of the Funds except for the PowerShares FTSE RAFI US 1000 Portfolio are listed on American Stock Exchange ("AMEX"). Shares of the PowerShares FTSE RAFI US 1000 Portfolio are listed on the New York Stock Exchange ("NYSE"). Fund Shares will trade on the AMEX or the NYSE, as applicable, at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares for all Funds, except for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, which have Creation Units of 50,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

     The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

     Correlation is calculated at each Fund's fiscal year end by comparing the Fund's average daily total returns, before fees and expenses, to the Underlying Index's or Underlying Intellidex's average daily total return over the prior one year period or since inception if the Fund has been in existence for less than one year.


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                          EXCHANGE LISTING AND TRADING

     There can be no assurance that the requirements of the AMEX or the NYSE, as applicable, necessary to maintain the listing of Shares of each Fund will continue to be met. The AMEX and the NYSE, as applicable, may, but are not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index or Underlying Intellidex is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX or the NYSE, as applicable, makes further dealings on the AMEX or the NYSE, as applicable, inadvisable. The AMEX and the NYSE, as applicable, will remove the Shares of a Fund from listing and trading upon termination of such Fund.

     As in the case of other stocks traded on the AMEX and the NYSE, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

     The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES

     The investment objective of the PowerShares Aerospace & Defense Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "SPADE(TM) Defense Index" (the "Underlying Index").

     The investment objective of the PowerShares Dividend Achievers(TM) Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Broad Dividend Achievers(TM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Biotechnology & Genome Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Biotechnology & Genome Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Building & Construction Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Building & Construction Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Energy Exploration & Production Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Energy Exploration & Production Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Food & Beverage Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Food & Beverage Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Hardware & Consumer Electronics Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Hardware & Consumer Electronics Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Insurance Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Insurance Intellidex(SM) Index" (the "Underlying Intellidex").


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     The investment objective of the PowerShares Dynamic Large Cap Growth
Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap Growth Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Large Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap Value Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Leisure and Entertainment Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Leisure and Entertainment Intellidex(SM) Index (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Market Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Market Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Media Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Media Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Mid Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap Growth Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Mid Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap Value Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Networking Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Networking Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Oil & Gas Services Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Oil Services Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic OTC Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic OTC Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Pharmaceuticals Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Pharmaceuticals Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Retail Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Retail Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Semiconductors Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Semiconductors Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Small Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap Growth Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Small Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap Value Intellidex(SM) Index" (the "Underlying Intellidex").


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     The investment objective of the PowerShares Dynamic Software Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Software Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Telecommunications & Wireless Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Telecommunications & Wireless Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares Dynamic Utilities Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Utilities Intellidex(SM) Index" (the "Underlying Intellidex").

     The investment objective of the PowerShares FTSE RAFI US 1000 Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE RAFI US 1000 Index" (the "Underlying Index").

     The investment objective of the PowerShares Golden Dragon Halter USX China Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "USX China Index" (the "Underlying Index").

     The investment objective of the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "High Growth Rate Dividend Achievers(TM) Index" (the "Underlying Index").

     The investment objective of the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dividend Achievers(TM) 50 Index" (the "Underlying Index").

     The investment objective of the PowerShares International Dividend Achievers(TM) Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "International Dividend Achievers(TM) Index" (the "Underlying Index").

     The investment objective of the PowerShares Lux Nanotech Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Lux Nanotech Index(TM)" (the "Underlying Index").

     The investment objective of the PowerShares Value Line Timeliness(TM) Select Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Value Line Timeliness(TM) Select Index" (the "Underlying Index").

     The investment objective of the PowerShares Water Resources Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Palisades Water Index" (the "Underlying Index").

     The investment objective of the PowerShares WilderHill Clean Energy Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "WilderHill Clean Energy Index" (the "Underlying Index").

     The investment objective of the PowerShares Zacks Micro Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Zacks Micro Cap Index" (the "Underlying Index").

     The investment objective of the PowerShares Zacks Small Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Zacks Small Cap Index" (the "Underlying Index").


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INVESTMENT RESTRICTIONS

     The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment restrictions numbered (1) through (10) below, except that restrictions (1) and (2) do not apply to the PowerShares Aerospace & Defense Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Timeliness(TM) Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio. Except as noted in the prior sentence, each Fund, as a fundamental policy, may not:

          (1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

          (2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

          (3) With respect to the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          (4) With respect to the PowerShares Aerospace & Defense Portfolio, PowerShares Dividend Achievers(TM) Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares FTSE RAFI US 1000, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Timeliness(TM) Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio, invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries. The PowerShares Dynamic Hardware & Consumer Electronics Portfolio will invest at least 25% of the value of its total assets in the hardware and consumer electronics industry. The PowerShares Dynamic Telecommunications & Wireless Portfolio will invest at least 25% of the value of its total assets in the telecommunications and wireless industry. The PowerShares Water Resources Fund will invest at least 25% of the value of its total assets in

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     the water industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          (5) With respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

          (6) With respect to the PowerShares Aerospace & Defense Portfolio, PowerShares Dividend Achievers(TM) Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares FTSE RAFI US 1000, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Timeliness(TM) Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

          (7) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

          (8) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

          (9) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

          (9) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

          (10) Issue senior securities, except as permitted under the 1940 Act.

     Except for restrictions (5) and (6), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

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     The foregoing fundamental investment policies cannot be changed as to a
Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

     The investment objective of the PowerShares Water Resources Portfolio is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board and without shareholder approval, the Fund can amend its investment objective to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise comparable to the original Underlying Index.

     In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

          (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

          (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

          (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

          (4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

          (5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

          (6) With respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

     The investment objective of each Fund (except for the PowerShares Water Resources Portfolio) is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

                          INVESTMENT POLICIES AND RISKS

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

     Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

     REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

     MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

     INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

     REAL ESTATE INVESTMENT TRUSTS ("REITs"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

     ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

     FUTURES AND OPTIONS. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index or Underlying Intellidex, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

     A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

     An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

     Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectuses and this Statement of Additional Information.

     Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

     SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

     The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

     The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

                        GENERAL CONSIDERATIONS AND RISKS

     A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the "Principal Risks of Investing in the Funds" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of each Prospectus.

     An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

     An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

     The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

     RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

     Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index or Underlying Intellidex. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

     The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

     Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index or Underlying Intellidex if the index underlying the futures contract differs from the Underlying Index or Underlying Intellidex. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

     Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

     Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

     RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor--(e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

                                   MANAGEMENT

     The general supervision of the duties performed by the Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has five Trustees. Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two Trustees (the "Management Trustees") are affiliated with the Adviser.

     The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service with respect to two portfolios of the Trust on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 37 portfolios.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                             TERM OF                                          FUND
                                            OFFICE AND                                      COMPLEX
 NAME, ADDRESS AND AGE   POSITION(S) HELD   LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY   OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEES     WITH TRUST     TIME SERVED*        DURING PAST 5 YEARS          TRUSTEES     HELD BY TRUSTEES
-----------------------  ----------------  ------------  ------------------------------  -------------  -------------------
Ronn R. Bagge (48)            Trustee       Since 2003   Principal, YQA Capital                37               None
YQA Capital                                              Management LLC (Jan.
Management, LLC                                          2000-Present); formerly CEO of
1755 S. Naperville Rd.,                                  Electronic Dynamic Balancing
Suite 100                                                Co., Inc. (high-speed rotating
Wheaton, IL 60187                                        equipment service provider)
                                                         (Jan. 2000 - Feb. 2001)

D. Mark McMillan (43)         Trustee       Since 2003   Member, Bell, Boyd & Lloyd LLC        37               None
c/o PowerShares Capital                                  (1989-Present)
Management LLC
301 West Roosevelt Road
Wheaton, IL 60187

Philip M. Nussbaum (44)       Trustee       Since 2003   Chairman, Performance Trust           37               None
c/o PowerShares Capital                                  Capital Partners (formerly
Management LLC                                           Betzold, Berg, Nussbaum &
301 West Roosevelt Road                                  Heitman, Inc.); formerly
Wheaton, IL 60187                                        Managing Director,
                                                         Communication Institute (May
                                                         2002-August 2003); Executive
                                                         Vice President of Finance,
                                                         Betzold, Berg, Nussbaum &
                                                         Heitman, Inc. (March 1994-July
                                                         1999)

* This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

     The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                             TERM OF                                          FUND
                                            OFFICE AND                                      COMPLEX
 NAME, ADDRESS AND AGE   POSITION(S) HELD   LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY   OTHER DIRECTORSHIPS
OF MANAGEMENT TRUSTEES      WITH TRUST     TIME SERVED*        DURING PAST 5 YEARS          TRUSTEES     HELD BY TRUSTEES
-----------------------  ----------------  ------------  ------------------------------  -------------  -------------------
H. Bruce Bond (42)       Chairman,          Since 2003   Managing Director, Power-             37               None
PowerShares Capital      Trustee and                     Shares Capital Management LLC
Management LLC           Chief Executive                 (August 2002-Present);
301 West Roosevelt Road  Officer                         Manager, Nuveen Investments
Wheaton, IL 60187                                        (April 1998-August 2002)

John Southard (36)       Trustee and        Since 2003   Managing Director, Power-             37               None
PowerShares Capital      Treasurer                       Shares Capital Management
Management LLC                                           LLC (August 2002-Present);
301 West Roosevelt Road                                  Analyst, Charles A. Schwab
Wheaton, IL 60187                                        Securities (May 2001-August
                                                         2002); Analyst, Nike
                                                         Securities (October 1992-May
                                                         2001)

 NAME, ADDRESS AND AGE   POSITION(S) HELD   LENGTH OF
 OF EXECUTIVE OFFICER       WITH TRUST     TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------  ----------------  ------------  --------------------------------------------------
Bruce T. Duncan (51)     Chief Financial    Since 2006   Senior Vice President of Finance, PowerShares
PowerShares Capital      Officer                         Capital Management LLC (September 2005-Present);
Management LLC                                           Private Practice Attorney (2000-2005); Vice
301 West Roosevelt Road                                  President of Investor Relations, The ServiceMaster
Wheaton, IL 60187                                        Company (1994 to 2000); Vice President of Taxes,
                                                         The ServiceMaster Company (1990 to 2000)

Kevin R. Gustafson (40)  Chief Compliance   Since 2004   General Counsel and Chief Compliance Officer,
PowerShares Capital      Officer                         PowerShares Capital Management LLC (September
Management LLC                                           2004-Present); Attorney, Nyberg & Gustafson
301 West Roosevelt Road                                  (2001-2004)
Wheaton, IL 60187

Keith Ovitt (43)         Secretary                       Since 2003 Managing Director, PowerShares Capital
PowerShares Capital                                      Management LLC (April 2003-Present); President,
Management LLC                                           Ovitech (2002-2003); Vice President of Information
301 West Roosevelt Road                                  Systems for DFG Foods, LLC (Division of FoodBrands
Wheaton, IL 60187                                        America/Tyson Foods) (1999 - 2002); Systems
                                                         Manager, Nabisco Biscuit Company (1997-1999)

* This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

                            DOLLAR RANGE OF             DOLLAR RANGE OF             DOLLAR RANGE OF             DOLLAR RANGE OF
                          EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN
                            THE POWERSHARES             THE POWERSHARES             THE POWERSHARES             THE POWERSHARES
                              AEROSPACE &                  DIVIDEND             DYNAMIC BIOTECHNOLOGY &        DYNAMIC BUILDING &
                           DEFENSE PORTFOLIO        ACHIEVERS(TM) PORTFOLIO         GENOME PORTFOLIO        CONSTRUCTION PORTFOLIO
NAME OF TRUSTEE        (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)
--------------------   -------------------------   -------------------------   -------------------------   -------------------------
Ronn R. Bagge                     None                        None                        None                        None
D. Mark McMillan                  None                        None                        None                        None
Philip M. Nussbaum                None                        None                        None                        None
H. Bruce Bond                     None                        None                        None                        None
John W. Southard                  None                        None                        None                        None

                           DOLLAR RANGE OF                                         DOLLAR RANGE OF
                        EQUITY SECURITIES IN           DOLLAR RANGE OF          EQUITY SECURITIES IN          DOLLAR RANGE OF
                          THE POWERSHARES           EQUITY SECURITIES IN          THE POWERSHARES          EQUITY SECURITIES IN
                           DYNAMIC ENERGY              THE POWERSHARES           DYNAMIC HARDWARE &           THE POWERSHARES
                            EXPLORATION &               DYNAMIC FOOD &          CONSUMER ELECTRONICS         DYNAMIC INSURANCE
                        PRODUCTION PORTFOLIO         BEVERAGE PORTFOLIO              PORTFOLIO                  PORTFOLIO
NAME OF TRUSTEE      (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)
------------------   -------------------------   -------------------------   -------------------------   -------------------------
Ronn R. Bagge                  None                          None                       None                        None
D. Mark McMillan               None                          None                       None                        None
Philip M. Nussbaum             None                          None                       None                        None
H. Bruce Bond                  None                          None                       None                        None
John W. Southard               None                          None                       None                        None

                           DOLLAR RANGE OF             DOLLAR RANGE OF             DOLLAR RANGE OF             DOLLAR RANGE OF
                        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN
                          THE POWERSHARES             THE POWERSHARES             THE POWERSHARES             THE POWERSHARES
                         DYNAMIC LARGE CAP           DYNAMIC LARGE CAP          DYNAMIC LEISURE AND            DYNAMIC MARKET
                          GROWTH PORTFOLIO            VALUE PORTFOLIO         ENTERTAINMENT PORTFOLIO             PORTFOLIO
NAME OF TRUSTEE      (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)
------------------   -------------------------   -------------------------   -------------------------   -------------------------
Ronn R. Bagge                  None                          None                       None                    over $100,000
D. Mark McMillan               None                          None                       None                             None
Philip M. Nussbaum             None                          None                       None                  $10,001-$50,000
H. Bruce Bond                  None                          None                       None                    over $100,000
John W. Southard               None                          None                       None                  $10,001-$50,000

                           DOLLAR RANGE OF             DOLLAR RANGE OF              DOLLAR RANGE OF            DOLLAR RANGE OF
                        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN
                          THE POWERSHARES             THE POWERSHARES              THE POWERSHARES            THE POWERSHARES
                           DYNAMIC MEDIA              DYNAMIC MID CAP              DYNAMIC MID CAP          DYNAMIC NETWORKING
                             PORTFOLIO                GROWTH PORTFOLIO             VALUE PORTFOLIO                PORTFOLIO
NAME OF TRUSTEE      (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)
------------------   -------------------------   -------------------------   -------------------------   -------------------------
Ronn R. Bagge                  None                          None                       None                        None
D. Mark McMillan               None                          None                       None                        None
Philip M. Nussbaum             None                          None                       None                        None
H. Bruce Bond                  None                          None                       None                        None
John W. Southard               None                          None                       None                        None

                           DOLLAR RANGE OF              DOLLAR RANGE OF             DOLLAR RANGE OF           DOLLAR RANGE OF
                        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN
                          THE POWERSHARES              THE POWERSHARES             THE POWERSHARES           THE POWERSHARES
                         DYNAMIC OIL & GAS              DYNAMIC OTC           DYNAMIC PHARMACEUTICALS         DYNAMIC RETAIL
                        SERVICES PORTFOLIO               PORTFOLIO                   PORTFOLIO                   PORTFOLIO
NAME OF TRUSTEE      (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)
------------------   -------------------------   -------------------------   -------------------------   -------------------------
Ronn R. Bagge                  None                              None                   None                        None
D. Mark McMillan               None                              None                   None                        None
Philip M. Nussbaum             None                   $10,001-$50,000                   None                        None
H. Bruce Bond                  None                   $10,001-$50,000                   None                        None
John W. Southard               None                              None                   None                        None

                           DOLLAR RANGE OF             DOLLAR RANGE OF             DOLLAR RANGE OF            DOLLAR RANGE OF
                        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN
                          THE POWERSHARES              THE POWERSHARES             THE POWERSHARES            THE POWERSHARES
                       DYNAMIC SEMICONDUCTORS         DYNAMIC SMALL CAP           DYNAMIC SMALL CAP           DYNAMIC SOFTWARE
                            PORTFOLIO                 GROWTH PORTFOLIO             VALUE PORTFOLIO               PORTFOLIO
NAME OF TRUSTEE      (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)
------------------   -------------------------   -------------------------   -------------------------   -------------------------
Ronn R. Bagge                  None                          None                       None                        None
D. Mark McMillan               None                          None                       None                        None
Philip M. Nussbaum             None                          None                       None                        None
H. Bruce Bond                  None                          None                       None                        None
John W. Southard               None                          None                       None                        None

                           DOLLAR RANGE OF
                        EQUITY SECURITIES IN           DOLLAR RANGE OF            DOLLAR RANGE OF              DOLLAR RANGE OF
                           THE POWERSHARES          EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN
                               DYNAMIC                 THE POWERSHARES            THE POWERSHARES             THE POWERSHARES
                        TELECOMMUNICATIONS &          DYNAMIC UTILITIES             FTSE RAFI               GOLDEN DRAGON HALTER
                         WIRELESS PORTFOLIO               PORTFOLIO              US 1000 PORTFOLIO          USX CHINA PORTFOLIO
NAME OF TRUSTEE      (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)
------------------   -------------------------   -------------------------   -------------------------   -------------------------
Ronn R. Bagge                  None                          None                       None                        None
D. Mark McMillan               None                          None                       None                        None
Philip M. Nussbaum             None                          None                       None                        None
H. Bruce Bond                  None                          None                       None                        None
John W. Southard               None                          None                       None                        None


                           DOLLAR RANGE OF              DOLLAR RANGE OF            DOLLAR RANGE OF             DOLLAR RANGE OF
                        EQUITY SECURITIES IN        EQUITY SECURITIES IN         EQUITY SECURITIES IN       EQUITY SECURITIES IN
                          THE POWERSHARES             THE POWERSHARES              THE POWERSHARES             THE POWERSHARES
                     HIGH GROWTH RATE DIVIDEND   HIGH YIELD EQUITY DIVIDEND     INTERNATIONAL DIVIDEND          LUX NANOTECH
                      ACHIEVERS(TM) PORTFOLIO     ACHIEVERS(TM) PORTFOLIO      ACHIEVERS(TM) PORTFOLIO           PORTFOLIO
NAME OF TRUSTEE      (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)    (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)
------------------   -------------------------   --------------------------   -------------------------   -------------------------
Ronn R. Bagge                  None                   $50,001-$100,000                   None                        None
D. Mark McMillan               None                               None                   None                        None
Philip M. Nussbaum             None                               None                   None                        None
H. Bruce Bond                  None                               None                   None                        None
John W. Southard               None                               None                   None                        None

                           DOLLAR RANGE OF             DOLLAR RANGE OF            DOLLAR RANGE OF             DOLLAR RANGE OF
                        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN        EQUITY SECURITIES IN
                          THE POWERSHARES             THE POWERSHARES             THE POWERSHARES              THE POWERSHARES
                     VALUE LINE TIMELINESS(TM)        WATER RESOURCES             WILDERHILL CLEAN             ZACKS MICRO CAP
                         SELECT PORTFOLIO                PORTFOLIO                ENERGY PORTFOLIO                PORTFOLIO
NAME OF TRUSTEE      (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)   (AS OF DECEMBER 31, 2005)
------------------   -------------------------   -------------------------   -------------------------   -------------------------
Ronn R. Bagge                  None                    $10,001-$50,000                  None                        None
D. Mark McMillan               None                               None                  None                        None
Philip M. Nussbaum             None                               None                  None                        None
H. Bruce Bond                  None                               None                  None                        None
John W. Southard               None                               None                  None                        None

                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                SECURITIES IN ALL REGISTERED INVESTMENT
                     DOLLAR RANGE OF EQUITY SECURITIES IN THE       COMPANIES OVERSEEN BY TRUSTEE IN
                       POWERSHARES ZACKS SMALL CAP PORTFOLIO         FAMILY OF INVESTMENT COMPANIES
NAME OF TRUSTEE              (AS OF DECEMBER 31, 2005)                 (AS OF DECEMBER 31, 2005)
------------------   ----------------------------------------   ---------------------------------------
Ronn R. Bagge                          None                                     over $100,000
D. Mark McMillan                       None                                              None
Philip M. Nussbaum                     None                                   $10,001-$50,000
H. Bruce Bond                          None                                     over $100,000
John W. Southard                       None                                   $10,001-$50,000

     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

     The Trust pays each Trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $15,000 plus a per meeting fee of $1,000 for scheduled quarterly meetings of the Board attended by the Trustee and $500 for each special telephone meeting. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

     The Board of Trustees of the Trust met six times during the fiscal year ended April 30, 2006.

     The Board has an Audit Committee, consisting of three Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. Bagge, McMillan and Nussbaum currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended April 30, 2006, the Audit Committee held four meetings.

     The Board also has a Nominating and Governance Committee consisting of three Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. Bagge, McMillan and Nussbaum currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustee from shareholders. During the fiscal year ended April 30, 2006, the Nominating and Governance Committee held two meetings.

     The Trustees fees are allocated among the funds based on net assets. The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2006.

                                       PENSION OR
                                       RETIREMENT          TOTAL
                       AGGREGATE    BENEFITS ACCRUED   COMPENSATION
                     COMPENSATION      AS PART OF        PAID FROM
NAME OF TRUSTEE       FROM TRUST      FUND EXPENSES    FUND COMPLEX
------------------   ------------   ----------------   ------------
Ronn R. Bagge           $21,000            N/A            $21,000
D. Mark McMillan        $21,000            N/A            $21,000
Philip M. Nussbaum      $21,000            N/A            $21,000
H. Bruce Bond               N/A            N/A                N/A
John W. Southard            N/A            N/A                N/A

     The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

     INVESTMENT ADVISER. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

     The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

     PORTFOLIO MANAGER. In managing the Funds' investments, the portfolio manager primarily responsible for the day-to-day management of the Funds' portfolios is John Southard. Other than the 37 funds of the Trust, Mr. Southard does not manage any other registered investment companies, pooled investment vehicles or other accounts.

     Although the Funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its Underlying Index or Underlying Intellidex. The Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the portfolio manager or the Adviser.

     Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

     As of April 30, 2006, the dollar range of securities beneficially owned by Mr. Southard in the Trust was $50,001 to $100,000.

     INVESTMENT ADVISORY AGREEMENT. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each Fund has agreed to pay an annual advisory fee equal to a percentage of its average daily net assets set forth in the chart below.

FUND                                                                            FEE
----                                                                            ---
PowerShares Aerospace & Defense Portfolio                        0.50% of average daily net assets
PowerShares Dividend Achievers(TM) Portfolio                     0.40% of average daily net assets
PowerShares Dynamic Biotechnology & Genome Portfolio             0.50% of average daily net assets
PowerShares Dynamic Building & Construction Portfolio            0.50% of average daily net assets
PowerShares Dynamic Energy Exploration & Production Portfolio    0.50% of average daily net assets
PowerShares Dynamic Food & Beverage Portfolio                    0.50% of average daily net assets
PowerShares Dynamic Hardware & Consumer Electronics Portfolio    0.50% of average daily net assets
PowerShares Dynamic Insurance Portfolio                          0.50% of average daily net assets
PowerShares Dynamic Large Cap Growth Portfolio                   0.50% of average daily net assets
PowerShares Dynamic Large Cap Value Portfolio                    0.50% of average daily net assets
PowerShares Dynamic Leisure and Entertainment Portfolio          0.50% of average daily net assets
PowerShares Dynamic Market Portfolio                             0.50% of average daily net assets
PowerShares Dynamic Media Portfolio                              0.50% of average daily net assets
PowerShares Dynamic Mid Cap Growth Portfolio                     0.50% of average daily net assets
PowerShares Dynamic Mid Cap Value Portfolio                      0.50% of average daily net assets,
PowerShares Dynamic Networking Portfolio                         0.50% of average daily net assets
PowerShares Dynamic Oil & Gas Services Portfolio                 0.50% of average daily net assets
PowerShares Dynamic OTC Portfolio                                0.50% of average daily net assets
PowerShares Dynamic Pharmaceuticals Portfolio                    0.50% of average daily net assets
PowerShares Dynamic Retail Portfolio                             0.50% of average daily net assets
PowerShares Dynamic Semiconductors Portfolio                     0.50% of average daily net assets
PowerShares Dynamic Small Cap Growth Portfolio                   0.50% of average daily net assets
PowerShares Dynamic Small Cap Value Portfolio                    0.50% of average daily net assets
PowerShares Dynamic Software Portfolio                           0.50% of average daily net assets
PowerShares Dynamic Telecommunications & Wireless Portfolio      0.50% of average daily net assets
PowerShares Dynamic Utilities Portfolio                          0.50% of average daily net assets
PowerShares FTSE RAFI US 1000 Portfolio                          0.50% of average daily net assets
PowerShares Golden Dragon Halter USX China Portfolio             0.50% of average daily net assets
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio    0.40% of average daily net assets
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio   0.40% of average daily net assets
PowerShares International Dividend Achievers(TM) Portfolio       0.40% of average daily net assets
PowerShares Lux Nanotech Portfolio                               0.50% of average daily net assets

FUND                                                                            FEE
----                                                                            ---
PowerShares Value Line Timeliness(TM) Select Portfolio           0.50% of average daily net assets

PowerShares Water Resources Portfolio                            0.50% of average daily net assets

PowerShares WilderHill Clean Energy Portfolio                    0.50% of average daily net assets

PowerShares Zacks Micro Cap Portfolio                            0.50% of average daily net assets

PowerShares Zacks Small Cap Portfolio                            0.50% of average daily net assets

     Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, at least until April 30, 2007, the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below.

     Pursuant to the Investment Advisory Agreement for all Funds other than the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, at least until April 30, 2007, the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the expense cap set forth below for each Fund (except the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio) are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into the Expense Agreement in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the expense cap listed below (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by each Fund, other than the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.

FUND                                                                    EXPENSE CAP
----                                                                    -----------
PowerShares Aerospace & Defense Portfolio                       0.60% of average net assets
PowerShares Dividend Achievers(TM) Portfolio                    0.50% of average net assets
PowerShares Dynamic Biotechnology & Genome Portfolio            0.60% of average net assets
PowerShares Dynamic Building & Construction Portfolio           0.60% of average net assets
PowerShares Dynamic Energy Exploration & Production             0.60% of average net assets
PowerShares Dynamic Food & Beverage Portfolio                   0.60% of average net assets
PowerShares Dynamic Hardware & Consumer Electronics Portfolio   0.60% of average net assets
PowerShares Dynamic Insurance Portfolio                         0.60% of average net assets
PowerShares Dynamic Large Cap Growth Portfolio                  0.60% of average net assets
PowerShares Dynamic Large Cap Value Portfolio                   0.60% of average net assets
PowerShares Dynamic Leisure and Entertainment Portfolio         0.60% of average net assets
PowerShares Dynamic Market Portfolio                            0.60% of average net assets
PowerShares Dynamic Media Portfolio                             0.60% of average net assets
PowerShares Dynamic Mid Cap Growth Portfolio                    0.60% of average net assets
PowerShares Dynamic Mid Cap Value Portfolio                     0.60% of average net assets

FUND                                                                     EXPENSE CAP
----                                                                     -----------
PowerShares Dynamic Networking Portfolio                         0.60% of average net assets
PowerShares Dynamic Oil & Gas Services Portfolio                 0.60% of average net assets
PowerShares Dynamic OTC Portfolio                                0.60% of average net assets
PowerShares Dynamic Pharmaceuticals Portfolio                    0.60% of average net assets
PowerShares Dynamic Retail Portfolio                             0.60% of average net assets
PowerShares Dynamic Semiconductors Portfolio                     0.60% of average net assets
PowerShares Dynamic Small Cap Growth Portfolio                   0.60% of average net assets
PowerShares Dynamic Small Cap Value Portfolio                    0.60% of average net assets
PowerShares Dynamic Software Portfolio                           0.60% of average net assets
PowerShares Dynamic Telecommunications & Wireless Portfolio      0.60% of average net assets
PowerShares Dynamic Utilities Portfolio                          0.60% of average net assets
PowerShares FTSE RAFI US 1000 Portfolio                          0.60% of average net assets
PowerShares Golden Dragon Halter USX China Portfolio             0.60% of average net assets
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio    0.50% of average net assets
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio   0.50% of average net assets
PowerShares International Dividend Achievers(TM) Portfolio       0.50% of average net assets
PowerShares Lux Nanotech Portfolio                               0.60% of average net assets
PowerShares Value Line Timeliness(TM) Select Portfolio           0.60% of average net assets
PowerShares Water Resources Portfolio                            0.60% of average net assets
PowerShares WilderHill Clean Energy Portfolio                    0.60% of average net assets
PowerShares Zacks Micro Cap Portfolio                            0.60% of average net assets
PowerShares Zacks Small Cap Portfolio                            0.60% of average net assets

     The aggregate amount of the advisory fee paid by each Fund to the Adviser during the Fund's fiscal years ended April 30, 2004, 2005 and 2006, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of operations of that Fund, and the aggregate amount of fees waived by the Adviser during those periods are set forth in the chart below with respect to each Fund.

                                                  ADVISORY FEES PAID FOR THE          ADVISORY FEES WAIVED FOR THE
                                                       FISCAL YEAR ENDED                   FISCAL YEAR ENDED
                                              ----------------------------------   ---------------------------------      DATE OF
                                              APRIL 30,   APRIL 30,    APRIL 30,   APRIL 30,   APRIL 30,   APRIL 30,    COMMENCEMENT
FUND                                             2004        2005        2006         2004        2005        2006     OF OPERATIONS
----                                          ---------   ---------   ----------   ---------   ---------   ---------   -------------
PowerShares Aerospace & Defense Portfolio           N/A         N/A   $  145,938         N/A         N/A    $ 35,058     10/26/05

PowerShares Dividend Achievers(TM)
Portfolio                                           N/A         N/A   $   64,029         N/A         N/A    $ 57,204      9/15/05

PowerShares Dynamic Biotechnology &
Genome Portfolio                                    N/A         N/A   $  670,518         N/A         N/A    $ 46,667      6/23/05

PowerShares Dynamic Building &
Construction Portfolio                              N/A         N/A   $  109,138         N/A         N/A    $ 27,897     10/26/05

PowerShares Dynamic Energy
Exploration & Production                            N/A         N/A   $  174,806         N/A         N/A    $ 31,935     10/26/05

PowerShares Dynamic Food &
Beverage Portfolio                                  N/A         N/A   $  100,258         N/A         N/A    $ 76,949      6/23/05

                                                  ADVISORY FEES PAID FOR THE          ADVISORY FEES WAIVED FOR THE
                                                       FISCAL YEAR ENDED                   FISCAL YEAR ENDED
                                              ----------------------------------   ---------------------------------      DATE OF
                                              APRIL 30,   APRIL 30,    APRIL 30,   APRIL 30,   APRIL 30,   APRIL 30,    COMMENCEMENT
FUND                                             2004        2005        2006         2004        2005        2006     OF OPERATIONS
----                                          ---------   ---------   ----------   ---------   ---------   ---------   -------------
PowerShares Dynamic Hardware &
Consumer Electronics Portfolio                      N/A         N/A   $   47,841         N/A         N/A    $ 33,578      12/6/05

PowerShares Dynamic Insurance Portfolio             N/A         N/A   $   83,944         N/A         N/A    $ 30,432     10/26/05

PowerShares Dynamic Large Cap
Growth Portfolio                                    N/A    $  7,027   $  338,596         N/A    $  7,027    $107,262       3/3/05

PowerShares Dynamic Large Cap
Value Portfolio                                     N/A    $  8,313   $  201,490         N/A    $  8,313    $115,781       3/3/05

PowerShares Dynamic Leisure and
Entertainment Portfolio                             N/A         N/A   $  107,413         N/A         N/A    $ 73,676      6/23/05

PowerShares Dynamic Market Portfolio           $221,836    $944,380   $2,964,415    $201,799    $187,064    $188,751      4/17/03

PowerShares Dynamic Media Portfolio                 N/A         N/A   $  105,733         N/A         N/A    $ 75,466      6/23/05

PowerShares Dynamic Mid Cap
Growth Portfolio                                    N/A    $  7,065   $  228,568         N/A    $  8,065    $112,555       3/3/05

PowerShares Dynamic Mid Cap
Value Portfolio                                     N/A    $  8,447   $  131,577         N/A    $  8,447    $122,082       3/3/05

PowerShares Dynamic Networking Portfolio            N/A         N/A   $  109,881         N/A         N/A    $ 75,982      6/23/05

PowerShares Dynamic Oil & Gas
Services Portfolio                                  N/A         N/A   $  389,237         N/A         N/A    $ 28,393     10/26/05

PowerShares Dynamic OTC Portfolio              $141,602    $247,270   $  778,316    $141,602    $227,090    $145,318      4/17/03

PowerShares Dynamic
Pharmaceuticals Portfolio                           N/A         N/A   $  169,573         N/A         N/A    $ 72,185      6/23/05

PowerShares Dynamic Retail Portfolio                N/A         N/A   $   64,699         N/A         N/A    $ 35,289     10/26/05

PowerShares Dynamic
Semiconductors Portfolio                            N/A         N/A   $  299,810         N/A         N/A    $ 63,354      6/23/05

PowerShares Dynamic Small Cap
Growth Portfolio                                    N/A    $  7,514   $  230,144         N/A    $  7,514    $115,109       3/3/05

PowerShares Dynamic Small Cap
Value Portfolio                                     N/A    $  7,441   $  158,136         N/A    $  7,441    $124,935       3/3/05

PowerShares Dynamic Software Portfolio              N/A         N/A   $  149,525         N/A         N/A    $ 73,406      6/23/05

PowerShares Dynamic Telecommunications &
Wireless Portfolio                                  N/A         N/A   $   53,898         N/A         N/A    $ 32,692      12/6/05

PowerShares Dynamic Utilities Portfolio             N/A         N/A   $   79,060         N/A         N/A    $ 31,294     10/26/05

PowerShares FTSE RAFI US 1000 Portfolio             N/A         N/A   $  117,073         N/A         N/A    $ 56,474     12/19/05

PowerShares Golden Dragon Halter USX
China Portfolio                                     N/A    $ 74,841   $  452,163         N/A    $ 35,492    $153,739      12/9/04

PowerShares High Growth Rate Dividend
Achievers(TM) Portfolio                             N/A         N/A   $   69,246         N/A         N/A    $ 58,976      9/15/05

PowerShares High Yield Equity Dividend
Achievers(TM) Portfolio                             N/A    $322,191   $1,809,924         N/A    $ 24,616    $168,670      12/9/04

PowerShares International Dividend
Achievers(TM) Portfolio                             N/A         N/A   $  241,777         N/A         N/A    $ 43,114      9/15/05

                                                  ADVISORY FEES PAID FOR THE         ADVISORY FEES WAIVED FOR THE
                                                       FISCAL YEAR ENDED                   FISCAL YEAR ENDED
                                              ----------------------------------   ---------------------------------      DATE OF
                                              APRIL 30,   APRIL 30,    APRIL 30,   APRIL 30,   APRIL 30,   APRIL 30,    COMMENCEMENT
FUND                                             2004        2005        2006         2004        2005        2006     OF OPERATIONS
----                                          ---------   ---------   ----------   ---------   ---------   ---------   -------------
PowerShares Lux Nanotech Portfolio                  N/A         N/A   $  162,591         N/A         N/A    $ 33,080     10/26/05

PowerShares Value Line Timeliness(TM)
Select Portfolio                                    N/A         N/A   $  211,802         N/A         N/A    $ 29,056      12/6/05

PowerShares Water Resources Portfolio               N/A         N/A   $  900,605         N/A         N/A    $ 39,206      12/6/05

PowerShares WilderHill Clean
Energy Portfolio                                    N/A    $ 20,080   $  999,292         N/A    $ 20,080    $ 92,899       3/3/05

PowerShares Zacks Micro Cap Portfolio               N/A         N/A   $  364,824         N/A         N/A    $ 78,032      8/18/05

PowerShares Zacks Small Cap Portfolio               N/A         N/A   $   43,105         N/A         N/A    $ 36,238      2/16/06

     Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 30, 2007, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

     PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

     ADMINISTRATOR. The Bank of New York ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

     BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

     Pursuant to the Administrative Services Agreement between BONY and the Trust, each Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets or the minimum annual fee of $60,000, whichever is higher. The aggregate amount of the administrative fee paid by each Fund to BONY during the Fund's fiscal years ended April 30, 2004, 2005 and 2006, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of operations of that Fund, are set forth in the chart below.

                                                                 ADMINISTRATIVE FEES PAID FOR THE FISCAL YEAR ENDED
                                                                 --------------------------------------------------
FUND                                                              APRIL 30, 2004   APRIL 30, 2005   APRIL 30, 2006
----                                                              --------------   --------------   --------------
PowerShares Aerospace & Defense Portfolio                                N/A               N/A         $  5,948
PowerShares Dividend Achievers(TM) Portfolio                             N/A               N/A         $ 10,529
PowerShares Dynamic Biotechnology & Genome Portfolio                     N/A               N/A         $ 32,448
PowerShares Dynamic Building & Construction Portfolio                    N/A               N/A         $  4,785
PowerShares Dynamic Energy Exploration & Production                      N/A               N/A         $  6,886
PowerShares Dynamic Food & Beverage Portfolio                            N/A               N/A         $ 24,079
PowerShares Dynamic Hardware & Consumer Electronics Portfolio            N/A               N/A         $  1,778
PowerShares Dynamic Insurance Portfolio                                  N/A               N/A         $  3,808
PowerShares Dynamic Large Cap Growth Portfolio                           N/A           $   415         $ 41,779
PowerShares Dynamic Large Cap Value Portfolio                            N/A           $   490         $ 40,869
PowerShares Dynamic Leisure and Entertainment Portfolio                  N/A               N/A         $ 24,118
PowerShares Dynamic Market Portfolio                                 $13,362           $60,000         $126,411
PowerShares Dynamic Media Portfolio                                      N/A               N/A         $ 24,270
PowerShares Dynamic Mid Cap Growth Portfolio                             N/A           $   417         $ 40,589
PowerShares Dynamic Mid Cap Value Portfolio                              N/A           $   498         $ 40,452
PowerShares Dynamic Networking Portfolio                                 N/A               N/A         $ 24,248
PowerShares Dynamic Oil & Gas Services Portfolio                         N/A               N/A         $ 13,822
PowerShares Dynamic OTC Portfolio                                    $ 8,574           $60,000         $ 59,002
PowerShares Dynamic Pharmaceuticals Portfolio                            N/A               N/A         $ 24,786
PowerShares Dynamic Retail Portfolio                                     N/A               N/A         $  3,137
PowerShares Dynamic Semiconductors Portfolio                             N/A               N/A         $ 28,020
PowerShares Dynamic Small Cap Growth Portfolio                           N/A           $   443         $ 40,437
PowerShares Dynamic Small Cap Value Portfolio                            N/A           $   439         $ 40,609
PowerShares Dynamic Software Portfolio                                   N/A               N/A         $ 24,985
PowerShares Dynamic Telecommunications & Wireless Portfolio              N/A               N/A         $  1,961
PowerShares Dynamic Utilities Portfolio                                  N/A               N/A         $  3,643
PowerShares FTSE RAFI US 1000 Portfolio                                  N/A               N/A         $  4,089
PowerShares Golden Dragon Halter USX China Portfolio                     N/A           $ 4,490         $ 55,219
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio            N/A               N/A         $ 10,709
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio           N/A           $28,729         $ 96,574
PowerShares International Dividend Achievers(TM) Portfolio               N/A               N/A         $ 16,255
PowerShares Lux Nanotech Portfolio                                       N/A               N/A         $  6,416
PowerShares Value Line Timeliness(TM) Select Portfolio                   N/A               N/A         $  7,446
PowerShares Water Resources Portfolio                                    N/A               N/A         $ 30,915
PowerShares WilderHill Clean Energy Portfolio                            N/A           $ 1,192         $ 47,037
PowerShares Zacks Micro Cap Portfolio                                    N/A               N/A         $ 22,030
PowerShares Zacks Small Cap Portfolio                                    N/A               N/A         $  1,398

     CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT. BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund Accounting Agent pursuant to a Fund Accounting Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

     Pursuant to the Custodian Agreement between BONY and the Trust, each Fund has agreed to pay an annual custody fee of 0.0075% of its average daily net assets or the minimum annual fee of $3,600, whichever is higher.

     Pursuant to the Transfer Agency Agreement between BONY and the Trust, each Fund has agreed to an annual minimum transfer agency fee of $2,400.

     Pursuant to the Fund Accounting Agreement between BONY and the Trust, each Fund has agreed to pay an annual fund accounting fee of 0.02% of its average daily net assets or the minimum annual fee of $55,000, whichever is higher.

     DISTRIBUTOR. ALPS Distributors, Inc. is the Distributor of the Funds' Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

     12b-1 PLAN. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets. Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

     The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

     AGGREGATIONS. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

     The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

     INDEX PROVIDERS. Set forth below is a list of each Fund and the Underlying Index or Underlying Intellidex upon which it is based.

                                                                                  UNDERLYING INDEX OR
FUND                                                                             UNDERLYING INTELLIDEX
----                                                                             ---------------------
PowerShares Aerospace & Defense Portfolio                        SPADE(TM) Defense Index
PowerShares Dividend Achievers(TM) Portfolio                     Broad Dividend Achievers(TM) Index
PowerShares Dynamic Biotechnology & Genome Portfolio             Dynamic Biotechnology & Genome Intellidex(SM) Index
PowerShares Dynamic Building & Construction Portfolio            Dynamic Building & Construction Intellidex(SM) Index
PowerShares Dynamic Energy Exploration & Production              Dynamic Energy Exploration & Production
                                                                 Intellidex(SM) Index
PowerShares Dynamic Food & Beverage Portfolio                    Dynamic Food & Beverage Intellidex(SM) Index

                                                                                  UNDERLYING INDEX OR
FUND                                                                             UNDERLYING INTELLIDEX
----                                                                             ---------------------
PowerShares Dynamic Hardware & Consumer Electronics Portfolio    Dynamic Hardware & Consumer Electronics
                                                                 Intellidex(SM) Index
PowerShares Dynamic Insurance Portfolio                          Dynamic Insurance Intellidex(SM) Index
PowerShares Dynamic Large Cap Growth Portfolio                   Dynamic Large Cap Growth Intellidex(SM) Index
PowerShares Dynamic Large Cap Value Portfolio                    Dynamic Large Cap Value Intellidex(SM) Index
PowerShares Dynamic Leisure and Entertainment Portfolio          Dynamic Leisure and Entertainment Intellidex(SM) Index
PowerShares Dynamic Market Portfolio                             Dynamic Market Intellidex(SM) Index
PowerShares Dynamic Media Portfolio                              Dynamic Media Intellidex(SM) Index
PowerShares Dynamic Mid Cap Growth Portfolio                     Dynamic Mid Cap Growth Intellidex(SM) Index
PowerShares Dynamic Mid Cap Value Portfolio                      Dynamic Mid Cap Value Intellidex(SM) Index
PowerShares Dynamic Networking Portfolio                         Dynamic Networking Intellidex(SM) Index
PowerShares Dynamic Oil & Gas Services Portfolio                 Dynamic Oil Services Intellidex(SM) Index
PowerShares Dynamic OTC Portfolio                                Dynamic OTC Intellidex(SM) Index
PowerShares Dynamic Pharmaceuticals Portfolio                    Dynamic Pharmaceuticals Intellidex(SM) Index
PowerShares Dynamic Retail Portfolio                             Dynamic Retail Intellidex(SM) Index
PowerShares Dynamic Semiconductors Portfolio                     Dynamic Semiconductors Intellidex(SM) Index
PowerShares Dynamic Small Cap Growth Portfolio                   Dynamic Small Cap Growth Intellidex(SM) Index
PowerShares Dynamic Small Cap Value Portfolio                    Dynamic Small Cap Value Intellidex(SM) Index
PowerShares Dynamic Software Portfolio                           Dynamic Software Intellidex(SM) Index
PowerShares Dynamic Telecommunications & Wireless Portfolio      Dynamic Telecommunications & Wireless
                                                                 Intellidex(SM) Index
PowerShares Dynamic Utilities Portfolio                          Dynamic Utilities Intellidex Index
PowerShares FTSE RAFI US 1000 Portfolio                          FTSE RAFI US 1000 Index
PowerShares Golden Dragon Halter USX China Portfolio             USX China Index
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio    High Growth Rate Dividend Achievers(TM) Index
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio   Dividend Achievers(TM) 50 Index
PowerShares International Dividend Achievers(TM) Portfolio       International Dividend Achievers(TM) Index
PowerShares Lux Nanotech Portfolio                               Lux Nanotech Index(TM)
PowerShares Value Line Timeliness(TM) Select Portfolio           Value Line Timeliness(TM) Select Index
PowerShares Water Resources Portfolio                            Palisades Water Index
PowerShares WilderHill Clean Energy Portfolio                    WilderHill Clean Energy Index
PowerShares Zacks Micro Cap Portfolio                            Zacks Micro Cap Index
PowerShares Zacks Small Cap Portfolio                            Zacks Small Cap Index

     The only relationships that the AMEX has with the Adviser or Distributor of the PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Market Portfolio, PowerShares

Dynamic OTC Portfolio, PowerShares Dynamic Hardware & Computer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio or PowerShares Dynamic Software Portfolio in connection with the Funds are that the AMEX has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Intellidexes and the names of the Underlying Intellidexes; and the AMEX lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The Underlying Intellidexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. The AMEX has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Intellidexes. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     THE AMEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INTELLIDEXES. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INTELLIDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INTELLIDEXES, EVEN IF THE AMEX IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The only relationship that Zacks has with the Adviser or Distributor of the PowerShares Zacks Small Cap Portfolio or the PowerShares Zacks Micro Cap Portfolio in connection with the Funds is that Zacks has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. Zacks has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Intellidexes. Zacks is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Zacks does not have any obligation or liability in connection with the administration, marketing or trading of the Funds.

     ZACKS SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEXES. ZACKS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. ZACKS DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ZACKS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF ZACKS IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The only relationship that Hydrogen Ventures has with the Adviser or Distributor of the PowerShares Water Resources Portfolio in connection with the Fund is that Hydrogen Ventures has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. Hydrogen Ventures has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. Hydrogen Ventures is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. Hydrogen Ventures does not have any obligation or liability in connection with the administration, marketing or trading of the Fund.

     HYDROGEN VENTURES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. HYDROGEN VENTURES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. HYDROGEN VENTURES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL HYDROGEN VENTURES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF HYDROGEN VENTURES IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The only relationship that Value Line, Inc. has with the Adviser or Distributor of the PowerShares Value Line Timeliness(TM) Portfolio in connection with the Fund is that Value Line, Inc. has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. Value Line, Inc. has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. Value Line, Inc. is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. Value Line, Inc. does not have any obligation or liability in connection with the administration, marketing or trading of the Fund.

     VALUE LINE, INC. SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. VALUE LINE, INC. MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. VALUE LINE, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL VALUE LINE, INC. HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF VALUE LINE, INC. IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The only relationship that FTSE has with the Adviser or Distributor of the PowerShares FTSE RAFI US 1000 Portfolio in connection with the Fund is that FTSE has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. FTSE has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. FTSE is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. FTSE does not have any obligation or liability in connection with the administration, marketing or trading of the Fund.

     FTSE SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. FTSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. FTSE DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF FTSE IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The only relationship that ISBC has with the Adviser or Distributor of the PowerShares Aerospace and Defense Portfolio in connection with the Fund is that ISBC has licensed certain of their intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. ISBC has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. ISBC is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. ISBC does not have any obligation or liability in connection with the administration, marketing or trading of the Fund.

     ISBC SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. ISBC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. ISBC DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISBC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF ISBC IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     Lux's only relationship to the Adviser of the PowerShares Lux Nanotech Portfolio is the licensing of certain trademarks and trade names of Lux and of the Lux Nanotech Index(TM) which is determined, composed and calculated by Lux without regard to the Adviser, the Trust or the Shares. Lux has no obligation to take the needs of the Adviser or the owners of the Shares into consideration in determining, composing or calculating the Lux Nanotech Index. Lux is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Lux has no obligation or liability in connection with the administration, marketing or trading of the Shares.

     LUX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LUX NANOTECH INDEX AND/OR ANY DATA INCLUDED THEREIN. LUX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE TRUST OR ANY OWNER OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE LUX NANOTECH INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LUX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY

OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE LUX NANOTECH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LUX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     WilderShares is not affiliated with the PowerShares WilderHill Clean Energy Portfolio or with the Adviser. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with WilderShares.

     The only relationships that Halter Financial and Mergent have with the Adviser or Distributor of the PowerShares Golden Dragon Halter USX China Portfolio for Halter Management and the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, Dividend Achievers(TM) Portfolio, PowerShares High Growth Rate Achievers(TM) Portfolio or PowerShares International Dividend Achievers(TM) Portfolio for Mergent, respectively, in connection with the Funds are that Halter Financial and Mergent have licensed certain of its intellectual property, including the determination of the component stocks of each applicable Underlying Index and the name of the Underlying Index. Each Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the respective Fund. Neither Halter Financial nor Mergent has any obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the applicable Underlying Index. Halter Financial and Mergent are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Neither Halter Financial nor Mergent have any obligation or liability in connection with the administration, marketing or trading of the Funds.

     NEITHER HALTER FINANCIAL NOR MERGENT SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDICES. HALTER FINANCIAL AND MERGENT MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. HALTER FINANCIAL AND MERGENT DO NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL HALTER FINANCIAL OR MERGENT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDICES, EVEN IF HALTER FINANCIAL OR MERGENT IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             BROKERAGE TRANSACTIONS

     The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

     In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

     The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

     The aggregate brokerage commissions paid by each Fund to BONY during the Fund's fiscal years ended April 30, 2004, 2005 and 2006, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of operations of that Fund are set forth in the chart below.


                                                                             BROKERAGE COMMISSIONS
                                                                          PAID FOR THE FISCAL YEAR ENDED
                                                                 ----------------------------------------------
FUND                                                             APRIL 30, 2004  APRIL 30, 2005  APRIL 30, 2006
----                                                             --------------  --------------  --------------
PowerShares Aerospace & Defense Portfolio                                N/A            N/A         $    948
PowerShares Dividend Achievers(TM) Portfolio                             N/A            N/A         $  2,031
PowerShares Dynamic Biotechnology & Genome Portfolio                     N/A            N/A         $123,712
PowerShares Dynamic Building & Construction Portfolio                    N/A            N/A         $  6,766
PowerShares Dynamic Energy Exploration & Production                      N/A            N/A         $  6,983
PowerShares Dynamic Food & Beverage Portfolio                            N/A            N/A         $ 22,288
PowerShares Dynamic Hardware & Consumer Electronics Portfolio            N/A            N/A         $  5,236
PowerShares Dynamic Insurance Portfolio                                  N/A            N/A         $  6,213
PowerShares Dynamic Large Cap Growth Portfolio                           N/A       $    340         $ 44,946
PowerShares Dynamic Large Cap Value Portfolio                            N/A       $      0         $  9,883
PowerShares Dynamic Leisure and Entertainment Portfolio                  N/A            N/A         $ 16,249
PowerShares Dynamic Market Portfolio                                 $58,981       $212,404         $495,902
PowerShares Dynamic Media Portfolio                                      N/A            N/A         $ 37,951
PowerShares Dynamic Mid Cap Growth Portfolio                             N/A       $     67         $ 36,435
PowerShares Dynamic Mid Cap Value Portfolio                              N/A       $    123         $ 21,691
PowerShares Dynamic Networking Portfolio                                 N/A            N/A         $ 52,644
PowerShares Dynamic Oil & Gas Services Portfolio                         N/A            N/A         $  9,304
PowerShares Dynamic OTC Portfolio                                    $61,053       $119,545         $132,576
PowerShares Dynamic Pharmaceuticals Portfolio                            N/A            N/A         $ 12,091
PowerShares Dynamic Retail Portfolio                                     N/A            N/A         $  2,290
PowerShares Dynamic Semiconductors Portfolio                             N/A            N/A         $ 69,311
PowerShares Dynamic Small Cap Growth Portfolio                           N/A       $      0         $ 61,947
PowerShares Dynamic Small Cap Value Portfolio                            N/A       $     95         $ 50,904
PowerShares Dynamic Software Portfolio                                   N/A            N/A         $ 37,587
PowerShares Dynamic Telecommunications & Wireless Portfolio              N/A            N/A         $  1,548
PowerShares Dynamic Utilities Portfolio                                  N/A            N/A         $ 12,064
PowerShares FTSE RAFI US 1000 Portfolio                                  N/A            N/A         $  1,781
PowerShares Golden Dragon Halter USX China Portfolio                     N/A       $ 16,832         $ 48,958
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio            N/A            N/A         $  4,928
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio           N/A       $ 96,878         $ 69,862
PowerShares International Dividend Achievers(TM) Portfolio               N/A            N/A         $  7,258
PowerShares Lux Nanotech Portfolio                                       N/A            N/A         $ 17,234
PowerShares Value Line Timeliness(TM) Select Portfolio                   N/A            N/A         $ 23,999
PowerShares Water Resources Portfolio                                    N/A            N/A         $ 42,113
PowerShares WilderHill Clean Energy Portfolio                            N/A       $ 17,614         $109,790
PowerShares Zacks Micro Cap Portfolio                                    N/A            N/A         $303,986
PowerShares Zacks Small Cap Portfolio                                    N/A            N/A         $    598

                  ADDITIONAL INFORMATION CONCERNING THE TRUST

     The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000.

     The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently offers shares of thirty-seven funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

     Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

     Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

     The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

     The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

     Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

     The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

     Shareholders may make inquiries by writing to the Trust, c/o the Distributor, ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

     CONTROL PERSONS. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund's outstanding equity securities as of August 1, 2006:

                      POWERSHARES DYNAMIC MARKET PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
American Express Investments    22.48
2178 AXP Financial Center
Minneapolis, MN 55474

Charles Schwab                  14.36
211 Main Street
San Franciso, CA 94105

Citigroup                       13.00
333 W. 34th Street
New York, NY 10001

National Financial Services      6.70
200 Liberty Street
New York, NY 10281

First Clearing                   5.10
901 E. Byrd Street
Richmond, VA 23219

                        POWERSHARES DYNAMIC OTC PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Citigroup                       21.24
333 W. 34th Street
New York, NY 10001

First Clearing                  10.98
901 E. Byrd Street
Richmond, VA 23219

Charles Schwab                  10.47
211 Main Street
San Franciso, CA 94105

American Express Investments     9.78
2178 AXP Financial Center
Minneapolis, MN 55474

Merrill Lynch                    6.00
4 Corporate Place
Piscataway, NJ 08854

         POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   23.05
4 Corporate Place
Piscataway, NJ 08854

Citigroup                       11.56
333 W. 34th Street
New York, NY 10001

American Express Investments     9.12
2178 AXP Financial Center
Minneapolis, MN 55474

Charles Schwab                   7.75
211 Main Street
San Franciso, CA 94105

NAME & ADDRESS                 % OWNED
--------------                 -------
First Clearing                   6.40
901 E. Byrd Street
Richmond, VA 23219

National Financial Services      5.13
200 Liberty Street
New York, NY 10281

              POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
The Bank of New York            12.32
One Wall Street
New York, NY 10286

Charles Schwab                   9.93
211 Main Street
San Franciso, CA 94105

Merrill Lynch                    8.26
101 Hudson Street, 9th Floor
Jersey City, NJ 07302

Citigroup                        7.68
333 W. 34th Street
New York, NY 10001

Merrill Lynch                    6.64
4 Corporate Place
Piscataway, NJ 08854

UBS Financial                    5.34
1200 Harbor Blvd.
Weehawken, NJ 07086

Pershing                         4.77
1 Pershing Plaza
Jersey City, NJ 07399

First Clearing                   4.64
901 E. Byrd St
Richmond, VA 23219

                 POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Charles Schwab                  11.47
211 Main Street
San Franciso, CA 94105

Citigroup                        7.93
333 W. 34th Street
New York, NY 10001

Pershing                         5.23
1 Pershing Plaza
Jersey City, NJ 07399

                      POWERSHARES WATER RESOURCES PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Citigroup                        7.46
333 W. 34th Street
New York, NY 10001

Merrill Lynch                    7.35
4 Corporate Place
Piscataway, NJ 08854

Brown Brothers                   5.24
525 Washington Avenue
Jersey City, NJ 07302

                     POWERSHARES FTSE RAFI US 1000 PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Charles Schwab                  19.91
211 Main Street
San Franciso, CA 94105

National Financial Services     11.50
200 Liberty Street
New York, NY 10281

Citigroup                        7.76
333 W. 34th Street
New York, NY 10001

The Bank of New York             6.96
One Wall Street
New York, NY 10286

Pershing                         6.93
1 Pershing Plaza
Jersey City, NJ 07399

Merrill Lynch                    6.66
4 Corporate Place
Piscataway, NJ 08854

                     POWERSHARES DYNAMIC UTILITIES PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Pershing                        28.18
1 Pershing Plaza
Jersey City, NJ 07399

Merrill Lynch                   11.62
4 Corporate Place
Piscataway, NJ 08854

Charles Schwab                   7.97
211 Main Street
San Franciso, CA 94105

National Financial Services      7.70
200 Liberty Street
New York, NY 10281

Citigroup                        6.46
333 W. 34th Street
New York, NY 10001

                 POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Citigroup                       21.43
333 W. 34th Street
New York, NY 10001

Merrill Lynch                   19.67
4 Corporate Place
Piscataway, NJ 08854

Morgan Stanley Dean Witter      12.26
1221 Avenue of the Americas
New York, NY 10020

American Express Investments     5.45
2178 AXP Financial Center
Minneapolis, MN 55474

                      POWERSHARES DYNAMIC RETAIL PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Timber Hill                     39.54
1 Pickwick Plaza
Greenwich, CT 06830

Charles Schwab                  18.63
211 Main Street
San Franciso, CA 94105

Citigroup                       12.69
333 W. 34th Street
New York, NY 10001

                POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
First Clearing                  15.80
901 E. Byrd Street
Richmond, VA 23219

Brown Brothers                  12.27
525 Washington Ave.
Jersey City, NJ 07302

Charles Schwab                   7.58
211 Main Street
San Franciso, CA 94105

Citigroup                        6.99
333 W. 34th Street
New York, NY 10001

Merrill Lynch                    6.33
4 Corporate Place
Piscataway, NJ 08854

National Financial Services      5.67
200 Liberty Street
New York, NY 10281

                       POWERSHARES LUX NANOTECH PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Bear Stearns                     8.59
One Metrotech North
Brooklyn, NY 11201

Pershing                         5.12
1 Pershing Plaza
Jersey City, NJ 07399

                     POWERSHARES DYNAMIC INSURANCE PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
First Clearing                  19.65
901 E. Byrd Street
Richmond, VA 23219

Charles Schwab                  18.65
211 Main Street
San Franciso, CA 94105

Merrill Lynch                   11.28
4 Corporate Place
Piscataway, NJ 08854

National Financial Services     11.11
200 Liberty Street
New York, NY 10281

Timber Hill                     10.31
1 Pickwick Plaza
Greenwich, CT 06830

          POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Citigroup                       10.93
333 W. 34th Street
New York, NY 10001

First Clearing                   6.54
901 E. Byrd Street
Richmond, VA 23219

Pershing                         5.92
1 Pershing Plaza
Jersey City, NJ 07399

Merrill Lynch                    5.55
4 Corporate Place
Piscataway, NJ 08854

              POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Timber Hill                     27.86
1 Pickwick Plaza
Greenwich, CT 06830

Citigroup                       14.95
333 W. 34th Street
New York, NY 10001

NAME & ADDRESS                 % OWNED
--------------                 -------
Goldman LP                      12.90
30 Hudson Street
Jersey City, NJ 07302

National Financial Services      7.83
200 Liberty Street
New York, NY 10281

Merrill Lynch                    6.50
4 Corporate Place
Piscataway, NJ 08854

                      POWERSHARES ZACKS SMALL CAP PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Charles Schwab                  10.20
211 Main Street
San Franciso, CA 94105

Citigroup                        6.30
333 W. 34th Street
New York, NY 10001

Timber Hill                      6.30
1 Pickwick Plaza
Greenwich, CT 06830

Goldman LP                       6.15
30 Hudson Street
Jersey City, NJ 07302

             POWERSHARES VALUE LINE TIMELINESS(TM) SELECT PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Citigroup                       16.69
333 W. 34th Street
New York, NY 10001

Charles Schwab                   8.12
211 Main Street
San Franciso, CA 94105

National Financial Services      7.06
200 Liberty Street
New York, NY 10281

Merrill Lynch                    5.84
4 Corporate Place
Piscataway, NJ 08854

                    POWERSHARES AEROSPACE & DEFENSE PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Charles Schwab                  16.96
211 Main Street
San Franciso, CA 94105

Merrill Lynch                   13.70
4 Corporate Place
Piscataway, NJ 08854

Brown Brothers                  13.60
525 Washington Ave.
Jersey City, NJ 07302

NAME & ADDRESS                 % OWNED
-------------                  -------
Citigroup                        6.17
333 W. 34th Street
New York, NY 10001

Pershing                         5.50
1 Pershing Plaza
Jersey City, NJ 07399

National Financial Services      5.45
200 Liberty Street
New York, NY 10281

                  POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   26.79
4 Corporate Place
Piscataway, NJ 08854

Citigroup                       15.77
333 W. 34th Street
New York, NY 10001

Morgan Stanley Dean Witter      10.20
1221 Avenue of the Americas
New York, NY 10020

American Express Investments     7.81
2178 AXP Financial Center
Minneapolis, MN 55474

           POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Citigroup                       13.74
333 W. 34th Street
New York, NY 10001

Charles Schwab                  13.72
211 Main Street
San Franciso, CA 94105

First Clearing                  12.69
901 E. Byrd Street
Richmond, VA 23219

Merrill Lynch                   12.31
4 Corporate Place
Piscataway, NJ 08854

American Express Investments     8.57
2178 AXP Financial Center
Minneapolis, MN 55474

Timber Hill                      6.45
1 Pickwick Plaza
Greenwich, CT 06830

UBS Financial                    5.10
1200 Harbor Blvd.
Weehawken, NJ 07086

          POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
First Clearing                  12.21
901 E. Byrd St
Richmond, VA 23219

Citigroup                       12.18
333 W. 34th Street
New York, NY 10001

Charles Schwab                   9.93
211 Main Street
San Franciso, CA 94105

Merrill Lynch                    8.04
101 Hudson Street, 9th Floor
Jersey City, NJ 07302

National Financial Services      6.06
200 Liberty Street
New York, NY 10281

Pershing                         5.56
1 Pershing Plaza
Jersey City, NJ 07399

                  POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   11.90
4 Corporate Place
Piscataway, NJ 08854

Charles Schwab                  11.41
211 Main Street
San Franciso, CA 94105

American Express Investments     7.49
2178 AXP Financial Center
Minneapolis, MN 55474

First Clearing                   7.31
901 E. Byrd St
Richmond, VA 23219

Morgan Stanley Dean Witter       6.95
1221 Ave of the Americas
New York, NY 10020

National Financial Services      6.28
200 Liberty Street
New York, NY 10281

                  POWERSHARES DYNAMIC ZACKS MICRO CAP PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Citigroup                       13.13
333 W. 34th Street
New York, NY 10001

National Financial Services     12.67
200 Liberty Street
New York, NY 10281

NAME & ADDRESS                 % OWNED
--------------                 -------
Charles Schwab                  10.72
211 Main Street
San Franciso, CA 94105

Merrill Lynch                   10.32
4 Corporate Place
Piscataway, NJ 08854

First Clearing                   5.80
901 E. Byrd Street
Richmond, VA 23219

             POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   31.22
4 Corporate Place
Piscataway, NJ 08854

First Clearing                  18.16
901 E. Byrd St
Richmond, VA 23219

Timber Hill                     12.30
1 Pickwick Plaza
Greenwich, CT 06830

Merrill Lynch                    9.96
101 Hudson Street, 9th Floor
Jersey City, NJ 07302

Citigroup                        5.56
333 W. 34th Street
New York, NY 10001

               POWERSHARES TELECOMMUNICATIONS & WIRELESS PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   45.50
101 Hudson Street, 9th Floor
Jersey City, NJ 07302

Timber Hill                     10.43
1 Pickwick Plaza
Greenwich, CT 06830

Merrill Lynch                    8.85
4 Corporate Place
Piscataway, NJ 08854

Citigroup                        6.57
333 W. 34th Street
New York, NY 10001

                     POWERSHARES DYNAMIC SOFTWARE PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Citigroup                       46.78
333 W. 34th Street
New York, NY 10001

First Clearing                  21.87
901 E. Byrd St.
Richmond, VA 23219

                  POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Charles Schwab                  11.72
211 Main Street
San Franciso, CA 94105

National Financial Services     10.49
200 Liberty Street
New York, NY 10281

First Clearing                   8.34
901 E. Byrd Street
Richmond, VA 23219

Timber Hill                      6.54
1 Pickwick Plaza
Greenwich, CT 06830

Pershing                         5.21
1 Pershing Plaza
Jersey City, NJ 07399

                  POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Charles Schwab                  23.76
211 Main Street
San Franciso, CA 94105

Merrill Lynch                   11.06
4 Corporate Place
Piscataway, NJ 08854

National Financial Services      7.40
200 Liberty Street
New York, NY 10281

Morgan Stanley Dean Witter       5.00
1221 Ave of the Americas
New York, NY 10020

                  POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   14.89
4 Corporate Place
Piscataway, NJ 08854

First Clearing                  14.80
901 E. Byrd Street
Richmond, VA 23219

Citigroup                       14.66
333 W. 34th Street
New York, NY 10001

Charles Schwab                   7.07
211 Main Street
San Franciso, CA 94105

UBS Financial                    5.63
1200 Harbor Blvd.
Weehawken, NJ 07086

                    POWERSHARES DYNAMIC NETWORKING PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   29.77
101 Hudson Street, 9th Floor
Jersey City, NJ 07302

First Clearing                  14.89
901 E. Byrd Street
Richmond, VA 23219

Timber Hill                     11.66
1 Pickwick Plaza
Greenwich, CT 06830

Charles Schwab                   7.44
211 Main Street
San Franciso, CA 94105

Merrill Lynch                    6.29
4 Corporate Place
Piscataway, NJ 08854

Pershing                         5.62
1 Pershing Plaza
Jersey City, NJ 07399

                       POWERSHARES DYNAMIC MEDIA PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   38.87
4 Corporate Place
Piscataway, NJ 08854

Charles Schwab                  15.74
211 Main Street
San Franciso, CA 94105

Merrill Lynch                   15.31
101 Hudson Street, 9th Floor
Jersey City, NJ 07302

Citigroup                       10.05
333 W. 34th Street
New York, NY 10001

          POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Timber Hill                     37.19
1 Pickwick Plaza
Greenwich, CT 06830

Goldman LP                      33.98
30 Hudson Street
Jersey City, NJ 07302

Citigroup                       10.02
333 W. 34th Street
New York, NY 10001

Charles Schwab                   5.70
211 Main Street
San Franciso, CA 94105

                  POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Raymond                         12.65
880 Carilion Parkway
St. Petersburg, FI 33716

Citigroup                       10.55
333 W. 34th Street
New York, NY 10001

Pershing                         8.82
1 Pershing Plaza
Jersey City, NJ 07399

First Clearing                   7.89
901 E. Byrd St
Richmond, VA 23219

Merrill Lynch                    5.48
4 Corporate Place
Piscataway, NJ 08854

              POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Citigroup                       23.26
333 W. 34th Street
New York, NY 10001

First Clearing                  11.29
901 E. Byrd St
Richmond, VA 23219

Merrill Lynch                    8.06
4 Corporate Place
Piscataway, NJ 08854

Charles Schwab                   7.64
211 Main Street
San Franciso, CA 94105

National Financial Services      5.79
200 Liberty Street
New York, NY 10281

                  POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   22.15
4 Corporate Place
Piscataway, NJ 08854

Citigroup                       11.04
333 W. 34th Street
New York, NY 10001

American Express Investments     8.52
2178 AXP Financial Center
Minneapolis, MN 55474

National Financial Services      8.37
200 Liberty Street
New York, NY 10281

NAME & ADDRESS                 % OWNED
--------------                 -------
Charles Schwab                   5.73
211 Main Street
San Franciso, CA 94105

Timber Hill                      5.62
1 Pickwick Plaza
Greenwich, CT 06830

First Clearing                   5.05
901 E. Byrd Street
Richmond, VA 23219

                 POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   14.58
4 Corporate Place
Piscataway, NJ 08854

Citigroup                       13.40
333 W. 34th Street
New York, NY 10001

Timber Hill                     12.90
1 Pickwick Plaza
Greenwich, CT 06830

First Clearing                  10.25
901 E. Byrd St
Richmond, VA 23219

                  POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

NAME & ADDRESS                 % OWNED
--------------                 -------
Merrill Lynch                   18.50
4 Corporate Place
Piscataway, NJ 08854

Citigroup                       14.65
333 W. 34th Street
New York, NY 10001

AM ENT SV                       10.05
2178 AXP Financial Center
Minneapolis, MN 55474

UBS Financial                    7.99
1200 Harbor Blvd.
Weehawken, NJ 07086

Timber Hill                      5.27
1 Pickwick Plaza
Greenwich, CT 06830

     BOOK ENTRY ONLY SYSTEM. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

     DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

     DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the American Stock Exchange and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

     Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

     Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

     The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

     PROXY VOTING. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

     The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. The Form N-PX for the Funds is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

     QUARTERLY PORTFOLIO SCHEDULE. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090. The Funds' Form N-Q is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.

     PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX or NYSE, as applicable, via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and BONY will not disseminate non-public information concerning the Trust.

     CODES OF ETHICS. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

     The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

             CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

     CREATION. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

     A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     DEPOSIT OF SECURITIES AND DEPOSIT OR DELIVERY OF CASH. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Sector Index, Underlying Index or Underlying Intellidex ("Fund Securities") and an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

     The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

     The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX or NYSE, as applicable (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

     Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

     The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Sector Index, Underlying Index or Underlying Intellidex. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Sector Index, the Underlying Index, the Underlying Intellidex or resulting from certain corporate actions.

     In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

     PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

     All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX or NYSE, as applicable ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

     All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

     PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

     PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

     All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

     Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

     Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

     ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

     CREATION TRANSACTION FEE. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

     The Standard Creation/Redemption Transaction Fee for each Fund will be $500 (plus $5 for each stock in the portfolio over 100 stocks in a Creation Unit). The Maximum Creation/Redemption Transaction Fee for each Fund will be $20,000.

     REDEMPTION OF FUND SHARES IN CREATION UNITS AGGREGATIONS. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

     With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX or NYSE, as applicable (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

     Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

     The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

     REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

     PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

     PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

     The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

     If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

     The chart below describes in further detail the placement of redemption orders outside the clearing process.

                                                           NEXT BUSINESS DAY        SECOND BUSINESS DAY      THIRD BUSINESS DAY
                             TRANSMITTAL DATE (T)                (T+1)                     (T+2)                   (T+3)
                         ---------------------------  ----------------------------  -------------------  ---------------------------
CREATION THROUGH NSCC

STANDARD ORDERS          4:00 p.m. (ET)               No action.                    No action.           Creation Unit Aggregations
                                                                                                         will be delivered.
                         Order must be received by
                         the Distributor.

CUSTOM ORDERS            3:00 p.m. (ET)               No action.                    No action.           Creation Unit Aggregations
                                                                                                         will be delivered.
                         Order must be received by
                         the Distributor.

                         Orders received after
                         3:00 p.m. (ET) will be
                         treated as standard orders.

CREATION OUTSIDE NSCC

STANDARD ORDERS          4:00 p.m. (ET)               11:00 a.m. (ET)               No action.           Creation Unit Aggregations
                                                                                                         will be delivered.
                         Order in proper form must    Deposit Securities must be
                         be received by the           received by the Fund's
                         Distributor.                 account through DTC.

                                                      2:00 p.m. (ET)

                                                      Cash Component must be
                                                      received by the Custodian.

STANDARD ORDERS          4:00 p.m. (ET)               11:00 a.m. (ET)               No action.           1:00 p.m. (ET)
CREATED IN ADVANCE OF
RECEIPT BY THE TRUST     Order in proper form must    Available Deposit                                  Missing Deposit Securities
OF ALL OR A PORTION      be received by the           Securities.                                        are due to the Trust or the
OF THE DEPOSIT           Distributor.                                                                    Trust may use cash on
SECURITIES                                            Cash in an amount equal to                         deposit to purchase missing
                                                      the sum of (i) the Cash                            Deposit Securities.
                                                      Component, plus
                                                      (ii) 115% of the market                            Creation Unit Aggregations
                                                      value of the undelivered                           will be delivered.
                                                      Deposit Securities.

CUSTOM ORDERS            3:00 p.m. (ET)               11:00 a.m. (ET)               No action.           Creation Unit Aggregations
                                                                                                         will be delivered.
                         Order in proper form must    Deposit Securities must be
                         be received by the           received by the Fund's
                         Distributor.                 account through DTC.

                         Orders received after        2:00 p.m. (ET)
                         3:00 p.m. (ET) will be
                         treated as standard orders.  Cash Component must be
                                                      received by the Orders
                                                      Custodian.

                                                           NEXT BUSINESS DAY        SECOND BUSINESS DAY      THIRD BUSINESS DAY
                            TRANSMITTAL DATE (T)                 (T+1)                     (T+2)                   (T+3)
                         ---------------------------  ----------------------------  -------------------  ---------------------------
REDEMPTION THROUGH NSCC

STANDARD ORDERS          4:00 p.m. (ET)               No action.                    No action.           Fund Securities and Cash
                                                                                                         Redemption Amount will
                         Order must be received by                                                       be transferred.
                         the Transfer Agent.

                         Orders received after
                         4:00 p.m. (ET) will be
                         deemed received on the
                         next business day (T+1).

CUSTOM ORDERS            3:00 p.m. (ET)               No action.                    No action.           Fund Securities and Cash
                                                                                                         Redemption Amount will
                         Order must be received by                                                       be transferred.
                         the Transfer Agent.

                         Orders received after
                         3:00 p.m. (ET) will be
                         treated as standard orders.

REDEMPTION OUTSIDE OF NSCC

STANDARD ORDERS          4:00 p.m. (ET)               11:00 a.m. (ET)               No action.           Fund Securities and Cash
                                                                                                         Redemption Amount is
                         Order must be received by    Fund Shares must be                                delivered to the redeeming
                         the Transfer Agent.          delivered through DTC to the                       beneficial owner.
                                                      Custodian.
                         Orders received after
                         4:00 p.m. (ET) will be       2:00 p.m. (ET)
                         deemed received on the
                         next business day (T+1).     Cash Component, if any, is
                                                      due.

                                                      *If the order is not in
                                                      proper form or the Fund
                                                      Shares are not delivered,
                                                      then the order will not be
                                                      deemed received as of T.

CUSTOM ORDERS            3:00 p.m. (ET)               11:00 a.m. (ET)               No action.           Fund Securities and Cash
                                                                                                         Redemption Amount is
                         Order must be received by    Fund Shares must be                                delivered to the redeeming
                         the Transfer Agent.          delivered through DTC to the                       beneficial owner.
                                                      Custodian.
                         Orders received after
                         3:00 p.m. (ET) will be       2:00 p.m. (ET)
                         treated as standard orders.
                                                      Cash Component, if any, is
                                                      due.

                                                      *If the order is not in
                                                      proper form or the Fund
                                                      Shares are not delivered,
                                                      then the order will not be
                                                      deemed received as of T.


                                      TAXES

     Each Fund intends to continue to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

     Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the

Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

     Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

     As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

     Long-term capital gains of noncorporate taxpayers are generally taxed at a maximum of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

     The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

     Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

     Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. These provisions relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and certain REIT capital gain dividends) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

     Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

     Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including, net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

     Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

                              DETERMINATION OF NAV

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

     The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the

Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

     In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

                          DIVIDENDS AND DISTRIBUTIONS

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

     GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid quarterly (except for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, which declares and pays dividends from net investment income monthly). Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

     Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

     DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

                           MISCELLANEOUS INFORMATION

     COUNSEL. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other related audit services.

                              FINANCIAL STATEMENTS

     The audited financial statements, including the financial highlights appearing in the Trust's annual report to shareholders for the fiscal year ended April 30, 2006 and filed electronically with the Securities and Exchange Commission, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Report at no charge by calling 800.983.0903 during normal business hours.

                                   APPENDIX A

                       POWERSHARES CAPITAL MANAGEMENT LLC

                       PROXY AND CORPORATE ACTION VOTING
                            POLICIES AND PROCEDURES

I. POLICY

     PowerShares Capital Management LLC (the "Adviser") may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). The Adviser's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

     When voting proxies or acting with respect to corporate actions for clients, the Adviser's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II. PURPOSE

     The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES

     John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

     John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV. PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

     Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

--Manages a pension plan of a company whose management is soliciting proxies;

--Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

--Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

     Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

     The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

     Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser's Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client's consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

     In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2. TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. LIMITED VALUE: If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for purposes of voting.

5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

V. RECORD KEEPING

     In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements


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received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

     Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI. GUIDELINES

     Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. OPPOSE

     The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:

     a.   Proposals to stagger board members' terms;

     b. Proposals to limit the ability of shareholders to call special meetings;

     c.   Proposals to require super majority votes;

     d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

     e.   Proposals regarding "fair price" provisions;

     f.   Proposals regarding "poison pill" provisions; and

     g.   Permitting "green mail".

2. Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B. APPROVE

     When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1. Election of directors recommended by management, except if there is a proxy fight.

2. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3. Date and place of annual meeting.

4. Limitation on charitable contributions or fees paid to lawyers.

5. Ratification of directors' actions on routine matters since previous annual meeting.


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6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

     The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7. Limiting directors' liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

     The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9. Employee Stock Purchase Plan

10. Establish 401(k) Plan

C. CASE-BY-CASE

     The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1. Director compensation.

2. Eliminate director mandatory retirement policy.

3. Rotate annual meeting location/date.

4. Option and stock grants to management and directors.

5. Proposals to reincorporate into another state.

D. SPECIAL POLICY WITH RESPECT TO THE POWERSHARES LISTED PRIVATE EQUITY
PORTFOLIO

     With respect to the PowerShares Listed Private Equity Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(F), which requires that the Adviser vote the shares in the portfolio of the PowerShares Listed Private Equity Portfolio in the same proportion as the vote of all other holders of such security.

                                                                     P-PS-SOAI-1


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